Note 12 - Federal Home Loan Bank (FHLB) Advances and Other Borrowings (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Advances from Federal Home Loan Banks, Total	$ 0	$ 0
Pledged Assets, Not Separately Reported, Other	178,000	168,300
Additional Advances from Federal Home Loan Banks	$ 50,300	$ 60,400